Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

NOTE 24:- SUBSEQUENT EVENTS

a)	On April 13, 2021, Formula concluded the acquisition of all of the share capital of Zap Group Ltd. (“Zap”) for cash consideration of approximately NIS 244 million (approximately $73.9 million) with a contingent amount of up to NIS 60 million in cash (approximately $18.2 million). With approximately 300 employees, Zap Group is Israel’s largest group of consumer websites which manages more than 20 leading consumer websites from diverse content worlds with a total of more than 17 million visits per month, including Zap Price Comparison website, Zap Yellow Pages (the largest business index in Israel) and Zap Rest (Israel’s restaurants index).

The websites managed and offered by Zap Group provide small and medium-sized businesses in Israel with a broad and rich advertising platform and offer consumers a user-friendly search experience with a variety of advanced tools, which enable them to make educated purchase decisions in the best and most informed way.

b)	On April 12, 2021, Formula issued additional Formula Systems Series C Secured Debentures in an aggregate principle amount of NIS 160,000 (approximately $48,617) through a private placement to qualified investors in Israel. The gross proceeds received by Formula for the issuance of Formula Systems Series C Secured Debentures in April 2021 were NIS 165,920 (approximately $50,416), out of which NIS 1,678 was attributed to interest payable (approximately $510). Debt premium of NIS 4,370 (approximately $1,024) net of issuance costs of NIS 872 (approximately $265) were allocated to the Formula Systems Series C Secured Debentures and are amortized as financial income over the remaining term of Formula Systems Series A Secured Debentures due in 2026.

The Formula Systems Series C Secured Debentures are nominated in New Israeli Shekel and are not linked to any currency or index and are non-convertible. The Formula Systems Series C Secured Debentures are secured with collateral consist of shares of Matrix, Magic Software and Sapiens (See note 14(c)(iii)).

c)	In February 2021, Formula declared a cash dividend of approximately NIS 33,036 (approximately $10,094) or NIS 2.16 per share (approximately $0.66 per share) to shareholders of record on February 18, 2021 that was paid on March 4, 2021.